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February 15, 2006

VIA EDGAR

The United States Securities
  and Exchange Commission
SEC Headquarters
100 F Street, N.E.
Washington, D.C.  20549

Subject:   Nationwide Variable Account of
           Nationwide Life Insurance Company
           SEC File No.  333-80481
           CIK No. 0000202713

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 18 to the Registration Statement for the Company and the Variable Account which became effective February 10, 2006.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY



/S/ JAMIE RUFF CASTO

Jamie Ruff Casto
Assistant General Counsel


Home Office:  One Nationwide Plaza                         Nationwide  Insurance
Columbus, Ohio 43215-2220                                   Nationwide Financial

               Legal Counsel to the Nationwide Insurance Companies
                         and their Associated Companies